Non-underlying items - Summary of non-underlying items (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non-underlying items.
Net gain on disposals	€ 2,934	€ 9,079		€ 3,641
Impairment loss on a disposal group classified as held for sale	(1,371)
Government grants	395	69		2,850
Restructuring costs	(21,406)			(4,967)
Reversal of / (provision for) dispute-related costs	3,185	1,095		(5,305)
Total non-underlying items	€ (16,263)	€ 10,243	[1]	€ (3,781)	[1]

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).